Fresh-Start Reporting (Fresh-Start Adjustments to Property, Plant and Equipment) (Details) $ in Millions	Oct. 03, 2016 USD ($)
Fresh-Start Adjustment
Generation plants and mining assets	$ (6,057)
Land	140
Nuclear Fuel	(23)
Other equipment	(30)
Total property, plant and equipment	(5,970)
Successor
Fair Value
Generation plants and mining assets	3,698
Land	490
Nuclear Fuel	157
Other equipment	97
Total property, plant and equipment	$ 4,442